Commitments and contingencies (Tables)	3 Months Ended
Mar. 31, 2012
Commitments and contingencies
Provision for contingencies and the related judicial deposits

	March 31, 2012 (unaudited)		December 31, 2011
	Provision for contingencies	Judicial deposits	Provision for contingencies	Judicial deposits

Labor and social security claims	788	928	751	895
Civil claims	303	171	248	151
Tax - related actions	682	433	654	413
Others	36	5	33	5
	1,809	1,537	1,686	1,464

Changes in the provisions for asset retirement obligations

	Three-month period ended (unaudited)
	March 31, 2012	December 31, 2011	March 31, 2011
Beginning of period	1,770	1,273	1,368
Accretion expense	34	25	41
Liabilities settled in the current period	(4)	(16)	(10)
Revisions in estimated cash flows	29	495	(63)
Cumulative translation adjustment	33	(7)	32
End of period	1,862	1,770	1,368

Current liabilities	69	73	71
Non-current liabilities	1,793	1,697	1,297
Total	1,862	1,770	1,368